EATON VANCE ALABAMA MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND
EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND
Supplement to Prospectus dated January 1, 2006

EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE WEST VIRGINIA MUNICIPALS FUND
EATON VANCE NATIONAL MUNICIPALS FUND
Supplement to Prospectuses dated February 1, 2006

EATON VANCE AMT-FREE MUNICIPAL BOND FUND Supplement to Prospectus dated May 1, 2006

EATON VANCE FLORIDA INSURED MUNICIPALS FUND EATON VANCE HAWAII MUNICIPALS FUND EATON VANCE HIGH YIELD MUNICIPALS FUND EATON VANCE KANSAS MUNICIPALS FUND Supplement to Prospectuses dated June 1, 2006

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
Supplement to Prospectuses dated August 1, 2006

EATON VANCE ARIZONA MUNICIPALS FUND
EATON VANCE COLORADO MUNICIPALS FUND
EATON VANCE CONNECTICUT MUNICIPALS FUND
EATON VANCE MICHIGAN MUNICIPALS FUND
EATON VANCE MINNESOTA MUNICIPALS FUND
EATON VANCE NEW JERSEY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA MUNICIPALS FUND
Supplement to Prospectus dated December 1, 2005

1. All purchases of Class A shares of $1 million or more made on or after September 15, 2006, will be subject to a 1.00% contingent deferred sales charge in the event of a redemption within 18 months of purchase. In connection with such purchases, the principal underwriter will pay the investment dealer a sales commission equal to 0.75% of the purchase amount.

The following replaces the last row of the sales charge table and the related footnote in “Class A Front-End Sales Charge” under “Sales Charges ”:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

$1,000,000 or more	0.00**	0.00**	0.75%

** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

2. The two paragraphs under the sales charge table in “Class A Front-End Sales Charge” under “Sales Charges ” are deleted in their entirety.

3. The following replaces the second and third sentences in “Contingent Deferred Sales Charge” under “Sales Charges”:

Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase.

4. The following changes apply to Eaton Vance AMT-Free Municipal Bond Fund only: a. The following replaces the first paragraph under “Purchasing Shares”:

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000 for Class A, Class B and Class C shares, and for Class I share purchases by Class I shareholders who owned shares on December 31, 1997. The minimum initial investment amount for other Class I share purchases is $250,000.

b. The date of the prospectus is August 24, 2006.

September 13, 2006	COMBSTATEPS